Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents (Note 7)	$ 64,501	$ 27,664
Amounts due from related parties (Note 12)	767	150
Inventories	1,712	1,176
Derivative assets (Notes 6 and 7)	262
Other current assets	5,481	2,089
Total current assets	72,723	31,079
Long-term assets:
Vessels, net of accumulated depreciation (Note 9)	1,519,270	1,256,889
Intangible assets, net (Note 10)	2,800
Derivative assets (Notes 6 and 7)	4,500	3,154
Accrued income	1,453	1,153
Total long-term assets	1,528,023	1,261,196
Total assets	1,600,746	1,292,275
Current liabilities:
Trade accounts payable (Note 12)	2,595	2,221
Accrued expenses	5,779	3,368
Current portion of long-term debt (Notes 7 and 11)	65,018	58,984
Current portion of derivative liabilities (Notes 6 and 7)	2,045	3,304
Income taxes payable	18	190
Current portion of contract liabilities	1,518	1,518
Prepaid charter and deferred revenue	7,578	7,218
Amount due to related parties (Note 12)	7,047	834
Total current liabilities	91,598	77,637
Long-term liabilities:
Long-term debt (Notes 7 and 11)	840,882	657,662
Long-term debt from related parties		25,000
Derivative liabilities (Notes 6 and 7)	793	285
Contract liabilities	7,480	8,239
Deferred tax liabilities (Note 8)	707	685
Other long-term liabilities	313	1,057
Total long-term liabilities	850,175	692,928
Total liabilities	941,773	770,565
Commitments and contingencies (Note 13)
Partners' capital:
Total partners' capital	570,522	521,710
Total liabilities and equity	1,600,746	1,292,275
Series A Preferred Unit [Member]
Long-term liabilities:
Series A Convertible Preferred Units (Notes 16 and 17)	88,451
Common Units [Member]
Partners' capital:
Common unitholders	560,337	511,413
Total partners' capital	560,337	511,413
General Partner Unit [Member]
Partners' capital:
General partner interest	10,185	10,297
Total partners' capital	$ 10,185	$ 10,297